OPERATING INCOME - Interest and valuation on financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING INCOME
Interest on debt instruments using the effective interest method	$ 311,488	$ 308,453	$ 160,200
Interest and valuation on financial instruments	470,554	214,858	524,440
Interest and valuation on financial assets instruments	782,042	523,311	684,640
Debt instruments
OPERATING INCOME
Interest and valuation on financial instruments	466,124	533,506	881,985
Derivatives
OPERATING INCOME
Interest and valuation on financial instruments	33,637	(337,796)	(182,769)
Spot transactions
OPERATING INCOME
Interest and valuation on financial instruments	27,348	20,173	483
Repos
OPERATING INCOME
Interest and valuation on financial instruments	$ (56,555)	$ (1,025)	$ (175,259)